Off balance sheet commitments and lease contracts (Tables)	12 Months Ended
Dec. 31, 2019
Off balance sheet commitments and lease contracts
Schedule of off balance sheet commitments and lease contracts

	Maturity and installments
As of December 31, 2019		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	40,931	—	19,888	21,043
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,331	5,331	—	—
Lease obligations (Note 13.2)	7,465	1,202	2,883	3,380
Asset retirement obligations (Note 12)	14,492	617	3,153	10,722
Contractual obligations recorded in the balance sheet	68,219	7,150	25,924	35,145
Lease obligations for low value assets, short term contracts or not yet commenced (Note 13.2)	2,077	536	879	662
Purchase obligations	147,516	10,763	38,189	98,564
Contractual obligations not recorded in the balance sheet	149,593	11,299	39,068	99,226
Total of contractual obligations	217,812	18,449	64,992	134,371

Guarantees given for excise taxes	2,012	1,876	17	119
Guarantees given against borrowings	14,510	306	7,372	6,832
Indemnities related to sales of businesses	331	163	16	152
Guarantees of current liabilities	172	79	60	33
Guarantees to customers / suppliers	12,318	1,435	2,169	8,714
Letters of credit	2,786	2,768	18	—
Other operating commitments	22,055	3,240	1,202	17,613
Total of other commitments given	54,184	9,867	10,854	33,463

Mortgages and liens received	85	23	37	25
Sales obligations	93,441	7,135	31,330	54,976
Other commitments received	22,358	16,845	1,705	3,808
Total of commitments received	115,884	24,003	33,072	58,809

Of which commitments given relating to joint ventures	39,055	461	11,822	26,772
Of which commitments given relating to associates	31,465	913	8,381	22,171

	Maturity and installments
As of December 31, 2018		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	37,784	—	19,072	18,712
Current portion of non-current debt obligations net of hedging instruments (Note 15)	5,027	5,027	—	—
Finance lease obligations (Note 13.2)	1,878	213	468	1,197
Asset retirement obligations (Note 12)	14,286	844	3,388	10,054
Contractual obligations recorded in the balance sheet	58,975	6,084	22,928	29,963
Operating lease obligations (Note 13.2)	9,130	1,644	3,690	3,796
Purchase obligations	121,119	9,708	30,652	80,759
Contractual obligations not recorded in the balance sheet	130,249	11,352	34,343	84,554
Total of contractual obligations	189,224	17,436	57,271	114,517

Guarantees given for excise taxes	2,043	1,904	12	127
Guarantees given against borrowings	18,680	169	68	18,443
Indemnities related to sales of businesses	334	165	10	159
Guarantees of current liabilities	222	83	74	65
Guarantees to customers / suppliers	8,463	1,222	847	6,394
Letters of credit	3,515	3,164	160	191
Other operating commitments	29,416	2,085	1,046	26,285
Total of other commitments given	62,673	8,792	2,217	51,664

Mortgages and liens received	84	23	33	28
Sales obligations	91,695	7,989	27,709	55,997
Other commitments received	21,565	15,527	1,328	4,710
Total of commitments received	113,344	23,539	29,070	60,735

Of which commitments given relating to joint ventures	42,768	162	4,425	38,181
Of which commitments given relating to associates	39,437	773	8,378	30,286

	Maturity and installments
As of December 31, 2017		Less than 1	Between 1	More than 5
(M$)	Total	year	and 5 years	years
Non-current debt obligations net of hedging instruments (Note 15)	39,544	—	19,540	20,004
Current portion of non-current debt obligations net of hedging instruments (Note 15)	4,646	4,646	—	—
Finance lease obligations (Note 13.2)	1,156	39	261	856
Asset retirement obligations (Note 12)	12,240	485	2,165	9,590
Contractual obligations recorded in the balance sheet	57,586	5,170	21,966	30,450
Operating lease obligations (Note 13.2)	6,441	1,401	2,887	2,153
Purchase obligations	86,366	8,605	23,917	53,844
Contractual obligations not recorded in the balance sheet	92,807	10,006	26,803	55,998
Total of contractual obligations	150,393	15,176	48,769	86,448

Guarantees given for excise taxes	2,073	1,938	29	106
Guarantees given against borrowings	16,080	411	10,607	5,062
Indemnities related to sales of businesses	341	120	61	160
Guarantees of current liabilities	321	91	109	121
Guarantees to customers / suppliers	4,180	1,100	268	2,812
Letters of credit	2,965	2,680	102	183
Other operating commitments	17,431	1,165	637	15,629
Total of other commitments given	43,391	7,505	11,813	24,073

Mortgages and liens received	89	23	26	40
Sales obligations	67,014	6,263	21,513	39,238
Other commitments received	7,398	3,549	1,111	2,738
Total of commitments received	74,501	9,835	22,650	42,016

Of which commitments given relating to joint ventures	36,847	160	12,225	24,462
Of which commitments given relating to associates	20,629	580	5,991	14,058

Summary of reconciliation between the operating lease commitments disclosed under IAS 17 and the additional lease liabilities recognized under IFRS 16

January 1,
M$	2019
Operating lease commitments at December 31, 2018	9,130
Commitments relating to IFRS 16 exemptions:	(417)
- Low value assets	(90)
- Short-term leases	(327)
Leases not yet commenced at January 1, 2019	(608)
Commitments relating to service component of lease contracts	(760)
Commitments relating to leases of non identified assets	(628)
Variable lease payments	(6)
Other impacts	204
Impact of discounting	(1,360)
Additional lease liability	5,555
Finance lease liability at December 31, 2018	1,878
Total lease liability at January 1, 2019	7,433

Other information required on lease debts, notably their maturity, is presented in Note 15 to the consolidated financial statements.

Schedule of future minimum lease payments on leases

For the year ended December 31, 2019	Leases not recorded in	Leases recorded in
(M$)	balance sheet	balance sheet
2020	536	1,586
2021	360	1,228
2022	212	1,019
2023	162	835
2024	145	766
2025 and beyond	662	4,757
Total minimum payments	2,077	10,191
Less financial expenses		(2,726)
Nominal value of contracts		7,465
Less current portion of lease contracts		(1,202)
Non-current lease liabilities		6,263

For the year ended December 31, 2018
(M$)	Operating leases	Finance leases
2019	1,644	263
2020	1,282	183
2021	967	182
2022	772	179
2023	669	179
2024 and beyond	3,796	1,826
Total minimum payments	9,130	2,812
Less financial expenses		(934)
Nominal value of contracts		1,878
Less current portion of finance lease contracts		(213)
Non-current finance lease liabilities		1,665

For the year ended December 31, 2017
(M$)	Operating leases	Finance leases
2018	1,401	76
2019	988	67
2020	814	67
2021	623	65
2022	462	65
2023 and beyond	2,153	864
Total minimum payments	6,441	1,204
Less financial expenses		(48)
Nominal value of contracts		1,156
Less current portion of finance lease contracts		(39)
Non-current finance lease liabilities		1,117